Offerings - Offering: 1	May 19, 2026 USD ($) $ / Unit $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.25 par value per share
Amount Registered | $ / Unit	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100
Offering Note
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, Capital Southwest Corporation (the “Registrant”) initially deferred payment of all of the registration fees relating to the Registrant’s Registration Statement on Form N-2 (File No. 333-282873), which was filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2024 and automatically became effective upon filing with the SEC (the “Registration Statement”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the Registration Statement.